Accounts receivable	12 Months Ended
Dec. 31, 2012
Accounts receivable
4.	Accounts receivable

Accounts receivable as of December 31, 2012, includes unbilled revenue of $22,658 (December 31, 2011 - $11,304) in the regulated utilities. The unbilled revenue is an estimate of the amount of utility revenue since the date the meters were last read that has not yet been billed to customers.